INVESTMENT AND MORTGAGE-BACKED SECURITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, Amortized Cost	$ 40,653	$ 337
Held to maturity, Estimated Market Value	40,045	351
Municipal Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, Amortized Cost	40,653	337
Held to maturity, Gross Unrealized Gains	52	14
Held to maturity, Gross Unrealized Losses	660	0
Held to maturity, Estimated Market Value	$ 40,045	$ 351